Organization and Principal Activities (Details) ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 USD ($)	Dec. 31, 2022 shares		Feb. 15, 2022	Jan. 25, 2022 CNY (¥)	Jan. 25, 2022 USD ($)	Dec. 31, 2022 shares	Jun. 02, 2022 shares	Dec. 31, 2021 shares		Mar. 25, 2021 shares	May 07, 2020 shares	Jan. 29, 2019	Jan. 28, 2019 CNY (¥)	Nov. 16, 2018	Jul. 24, 2018 CNY (¥)	Jul. 18, 2018	Jan. 02, 2018
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)										108,230
Company acquired issued and outstanding	100.00%	100.00%
Aggregate consideration	¥ 280,000	$ 40,600
Owned subsidiary percentage					51.00%
Ownership interest			100.00%
Effective term, year								20 years
Term renewed								1 year
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi) | ¥															¥ 32,000
Beijing Huayi Dongchen Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Shareholders for a cash consideration						¥ 100	$ 14
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Effective term, year								20 years
Term extended								1 year
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)			36,684,668	[1]				36,684,668 [1]	3,240,960	28,219,583	[1]	3,540,960
Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage													100.00%	100.00%
Business Combination [Member] | Sixiang Times [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																			65.00%
Business Combination [Member] | Holgus [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																		100.00%
Business Combination [Member] | Kashgar [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																	100.00%
Business Combination [Member] | SG to HZ [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																100.00%
Business Combination [Member] | HX and LH [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																100.00%
Business Combination [Member] | Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage														100.00%
Equity interest, percentage															100.00%
Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage														100.00%
Business Combination [Member] | Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage														100.00%
Business Combination [Member] | Chuangda Zhihui (Beijing) Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage						100.00%	100.00%
Business Combination [Member] | Kashgar Times and Holgus X. [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage														100.00%
Business Combination [Member] | SG, HX and LH [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage														100.00%
Share Exchange Agreement [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)													19,400,000
Consideration of ordinary shares (in Shares)													3,000,000
Share Exchange Agreement [Member] | Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage													100.00%
Kashgar [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi) | ¥																	¥ 10,000
Exclusive Option Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Effective term, year								20 years
Term extended								1 year
Renewal extension, term year								1 year
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Renewal extension, term year								1 year
Contractual Arrangements among WXZJ, QYHZ, and the Shareholders of QYHZ [Member]
Organization and Principal Activities (Details) [Line Items]
Effective term, year								20 years
Term renewed								1 year

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization